Goodwill and Other Intangibles - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 17,148	$ 16,976
Additions	(3)
Foreign currency translation adjustments and other	(1,166)	172
Ending balance	15,979	17,148
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,846	2,836
Additions	(3)
Foreign currency translation adjustments and other	(67)	10
Ending balance	2,776	2,846
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,142	13,980
Foreign currency translation adjustments and other	(1,098)	162
Ending balance	13,044	14,142
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	160	160
Foreign currency translation adjustments and other	(1)
Ending balance	$ 159	$ 160